Quarterly Holdings Report
for

Fidelity® International Value Fund

July 31, 2020

FIV-QTLY-0920
1.834741.114

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 2.2%
Commonwealth Bank of Australia	74,593	$3,794,459
Evolution Mining Ltd.	406,126	1,711,925
Macquarie Group Ltd.	44,392	3,916,592

TOTAL AUSTRALIA		9,422,976

Austria - 0.7%
Erste Group Bank AG	141,107	3,141,501
Bailiwick of Jersey - 1.5%
Ferguson PLC	29,200	2,574,082
Glencore Xstrata PLC	1,615,000	3,696,018

TOTAL BAILIWICK OF JERSEY		6,270,100

Belgium - 1.5%
KBC Groep NV	117,125	6,678,041
Denmark - 1.6%
A.P. Moller - Maersk A/S Series B	2,776	3,573,912
ORSTED A/S (a)	22,900	3,263,821

TOTAL DENMARK		6,837,733

Finland - 0.7%
Sampo Oyj (A Shares)	84,634	3,059,033
France - 14.9%
ALTEN (b)	9,100	709,621
Atos Origin SA (b)	37,582	3,205,127
AXA SA	400,121	8,027,905
BNP Paribas SA (b)	211,200	8,487,233
Capgemini SA	29,193	3,765,474
Natixis SA (b)	381,600	923,734
Sanofi SA	110,479	11,599,969
SR Teleperformance SA	16,900	4,923,089
Total SA	293,605	11,111,096
VINCI SA	61,200	5,267,182
Vivendi SA	149,492	3,966,980
Worldline SA (a)(b)	30,288	2,594,486

TOTAL FRANCE		64,581,896

Germany - 12.9%
Bayer AG	102,600	6,816,074
Hannover Reuck SE	29,800	5,033,757
HeidelbergCement AG	61,600	3,418,516
Infineon Technologies AG	150,500	3,837,055
Linde PLC	27,014	6,577,430
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,200	4,824,335
Rheinmetall AG	24,400	2,306,256
SAP SE	20,460	3,229,679
Siemens AG	101,600	12,947,501
Vonovia SE	101,580	6,602,627

TOTAL GERMANY		55,593,230

Hong Kong - 0.8%
AIA Group Ltd.	363,000	3,273,150
India - 0.4%
Reliance Industries Ltd. sponsored GDR (a)	30,800	1,697,080
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	6,043,800	1,312,806
Ireland - 2.0%
CRH PLC	187,502	6,826,671
Ryanair Holdings PLC sponsored ADR (b)	25,200	1,890,000

TOTAL IRELAND		8,716,671

Italy - 4.0%
Assicurazioni Generali SpA	194,400	2,899,057
Enel SpA	1,219,800	11,174,008
Mediobanca SpA	415,625	3,356,613

TOTAL ITALY		17,429,678

Japan - 23.8%
DENSO Corp.	96,700	3,577,185
Fanuc Corp.	25,500	4,302,440
Fujitsu Ltd.	32,600	4,364,982
Hoya Corp.	54,800	5,394,322
Ibiden Co. Ltd.	54,600	1,465,903
Idemitsu Kosan Co. Ltd.	99,600	2,074,734
Itochu Corp.	256,000	5,613,139
Kao Corp.	45,400	3,293,499
Minebea Mitsumi, Inc.	215,200	3,529,142
Mitsubishi Estate Co. Ltd.	131,500	1,889,036
Mitsubishi UFJ Financial Group, Inc.	1,228,400	4,603,208
Mitsui Fudosan Co. Ltd.	95,600	1,494,608
OBIC Co. Ltd.	23,393	4,178,939
Oracle Corp. Japan	32,500	3,893,061
ORIX Corp.	330,800	3,577,641
Recruit Holdings Co. Ltd.	62,700	1,955,980
Shin-Etsu Chemical Co. Ltd.	51,300	6,004,089
Shinsei Bank Ltd.	238,700	2,696,656
SoftBank Group Corp.	70,000	4,415,116
Sony Corp.	59,800	4,646,163
Sumitomo Mitsui Financial Group, Inc.	186,300	4,964,232
Suzuki Motor Corp.	85,400	2,802,267
Takeda Pharmaceutical Co. Ltd.	69,351	2,515,139
Tokio Marine Holdings, Inc.	115,900	4,893,874
Tokyo Electron Ltd.	11,100	3,071,562
Toyota Motor Corp.	199,800	11,860,918

TOTAL JAPAN		103,077,835

Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	79,460	3,847,218
Netherlands - 1.9%
AerCap Holdings NV (b)	43,600	1,174,148
Koninklijke Philips Electronics NV	81,735	4,223,319
NN Group NV	71,300	2,603,623

TOTAL NETHERLANDS		8,001,090

Portugal - 0.4%
Galp Energia SGPS SA Class B	161,485	1,690,878
Russia - 0.3%
MMC Norilsk Nickel PJSC sponsored ADR	49,775	1,307,589
Singapore - 0.8%
United Overseas Bank Ltd.	237,100	3,338,252
Spain - 2.2%
Banco Santander SA (Spain)	2,712,250	5,816,344
Cellnex Telecom SA (a)	51,800	3,247,368
Unicaja Banco SA (a)	1,031,900	571,784

TOTAL SPAIN		9,635,496

Sweden - 3.0%
Ericsson (B Shares)	552,500	6,428,377
Investor AB (B Shares)	108,060	6,357,846

TOTAL SWEDEN		12,786,223

Switzerland - 8.5%
Novartis AG	190,190	15,665,437
Roche Holding AG (participation certificate)	9,680	3,352,732
Swiss Life Holding AG	6,042	2,199,313
UBS Group AG	485,758	5,673,653
Zurich Insurance Group Ltd.	26,541	9,814,941

TOTAL SWITZERLAND		36,706,076

United Kingdom - 12.3%
Anglo American PLC (United Kingdom)	236,423	5,787,852
AstraZeneca PLC (United Kingdom)	40,812	4,508,897
Beazley PLC	281,500	1,538,050
BHP Billiton PLC	676,668	14,631,882
BP PLC	2,476,222	8,967,658
Imperial Brands PLC	132,743	2,217,185
Lloyds Banking Group PLC	8,445,506	2,877,475
RELX PLC (London Stock Exchange)	73,344	1,550,518
Royal Dutch Shell PLC Class B sponsored ADR	99,200	2,807,360
RSA Insurance Group PLC	511,110	2,870,863
Standard Chartered PLC (United Kingdom)	629,711	3,180,117
Standard Life PLC	733,854	2,405,380

TOTAL UNITED KINGDOM		53,343,237

TOTAL COMMON STOCKS
(Cost $455,218,129)		421,747,789

Nonconvertible Preferred Stocks - 1.5%
Germany - 1.5%
Porsche Automobil Holding SE (Germany)
(Cost $8,339,199)	115,300	6,526,322

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.14% (c)
(Cost $3,073,162)	3,072,447	3,073,369
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $466,630,490)		431,347,480
NET OTHER ASSETS (LIABILITIES) - 0.2%		966,467
NET ASSETS - 100%		$432,313,947

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,374,539 or 2.6% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,857
Fidelity Securities Lending Cash Central Fund	28,939
Total	$45,796

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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